Acquisition of businesses - Narrative (Details) - Sep. 17, 2021 £ in Millions, $ in Millions	GBP (£)	USD ($)
Cash consideration paid for Casamigos
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangement, cash transferred	£ 83	$ 113